TAX PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
TAX PAYABLES
NOTE 14 - TAX PAYABLES	As of March 31, 2021, tax payable of $275,501 (December 31, 2020: $828,695) is consist of PRC corporate income tax at the rate of 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.	As of December 31, 2020, tax payable of $828,695 is consist of PRC corporate income tax at the rate of 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.